Taxes	12 Months Ended
Dec. 31, 2025
Taxes
Taxes

19. Taxes

	December 31, 2025	December 31, 2024	December 31, 2023
Net loss from continuing operations before tax	(6,842,588)	(4,909,342)	(2,500,153)
Net gain / (loss) before tax from discontinued operations	114,342	11,965,129	(8,056,074)
Net gain / (loss) before tax	(6,728,246)	7,055,787	(10,556,227)
Tax calculated at a tax rate of 14.7% for 2024 and 2025 (13.99% for 2023)	989,052	(1,037,201)	1,476,816
Effect of different tax rates in USA and France	(1,753)	(4,755)	(178)
Difference related to investments accounted for using the equity method	(589,289)	(320,042)	—
Net loss incurred by Neurosterix Pharma Sàrl from March 19 2024 to April 1, 2024 [1]	—	(79,270)	—
Sale of treasury shares by a subsidiary, recognized as financial loss / (income) in standalone financial statements	(151,997)	(30,103)	485,867
Deductible expenses charged against equity for issuance of shares	6,270	1,758	37,374
Expenses not deductible for tax purposes	(9,458)	(229,815)	(321,494)
Total tax not recognized as deferred tax (asset) / liability	(242,285)	1,699,428	(1,678,385)
Income tax expense for continuing operations	—	—	—
Income tax expense for discontinued operations	—	—	—
(1)	The Group lost the control of its subsidiary Neurosterix Pharma Sàrl on April 2, 2024, as part of the divestment of a part of its business (note 22).

The Group has decided not to recognize any deferred income tax assets at December 31, 2025, 2024 or 2023. The key factors which have influenced management in coming to this evaluation are the fact that the Group has not yet a history of making profits due to the stage of development of its drug products. The Group recognized a net loss of CHF 6.7 million for the twelve-month period ended December 31, 2025. The net profit of CHF 7.1 million recognized for the same period ended December 31, 2024 was primarily due to the sale of a part of the business of the Group to Neurosterix Group, generating a discontinued net gain before tax of CHF 11.97 million (note 22).

The amount of deferred income tax assets that arises from sources other than tax losses carried forward and the amount of deferred income tax liabilities remain insignificant compared to the unrecognized tax losses carried forward as of December 31, 2025.

The tax losses carried forward by the Group and their respective expiry dates are as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
2024	—	—	290,949
2025	—	3,586,490	3,586,490
2026	23,129,685	23,467,840	23,467,840
2027	12,590,566	12,590,566	12,590,566
2028	28,427,419	28,427,419	28,427,419
2029	65,365,173	65,365,173	65,365,173
2030	33,835,017	33,835,017	19,766,179
2031	8,520,992	8,224,914	—
2032	1,655,352	—	—
Total unrecorded tax losses carry forwards	173,524,204	175,497,419	153,494,616

As of December 31, 2025, the unrecorded tax losses carried forward amounted to CHF 173,524,204 (2024: CHF 175,497,419, 2023: CHF 153,494,616). The tax losses carried forward expiring in 2030 increased by CHF 14.0 million as of December 31, 2024 compared to December 31, 2023 due to one final tax return received from Swiss tax administration in 2024.